UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21422

Lotsoff Capital Management Investment Trust
(Exact name of registrant as specified in charter)

20 North Clark Street
Chicago, Illinois 60602
(Address of principal executive offices) (Zip code)

Seymour N. Lotsoff
Lotsoff Capital Management
20 North Clark Street
Chicago, Illinois 60602
(Name and address of agent for service)

Registrant's telephone number, including area code: (312)368-1442

Date of fiscal year end: September 30

Date of reporting period: September 30, 2008

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Lotsoff Capital Management Investment Trust

Micro Cap Fund
Active Income Fund

Annual Report

September 30, 2008

Lotsoff Capital Management Investment Trust

Micro Cap Fund

Dear Shareholders:

We present the annual report of the Lotsoff Capital Management Micro Cap Fund (the "Fund") for the period ended September 30, 2008. The table below illustrates the Fund’s performance relative to several broad market indexes over this period.

Total Returns as of September 30, 2008

	Six Months	Twelve Months	Average Annual Since Inception*
Micro Cap Fund	-6.33%	-30.40%	-0.53%
Russell Microcap™ Index	-4.34%	-22.51%	1.76%
Russell 2000® Index	-0.54%	-14.48%	5.95%
Standard & Poors 500® Index	-10.87%	-21.98%	4.04%
Annual operating expenses: 1.20%
* Inception Date: November 7, 2003

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate such that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-568-7633. The annual operating expenses are reflective of the information disclosed in the Funds’ Prospectus dated January 31, 2008 and may differ from the expense ratios disclosed in this report

The annual period ended September 30, 2008 was an extraordinarily difficult one for the market as a whole. Fallout from the mortgage and credit markets continued to take its toll on financial markets, economic growth potential, and investor psychology. Banks and other financial firms have aggressively written off asset values and are in a weakened state to finance consumers and businesses. Collateral damage has occurred and is occurring to other non-financial businesses because of restrictive financing.

The micro cap segment of the market has performed only slightly worse relative to other market capitalizations over the past year and in the most recent six-month period, when the market has experienced the most turmoil, the micro cap segment of the market held up substantially better than the large cap segment.

The Lotsoff Capital Management Micro Cap Fund’s performance for the annual period was a loss of 30.40%. The absolute returns for all economic sectors of the Fund were down for the annual period, indicating the breadth of the impact resulting from market turmoil. The Consumer Staples sector held up best, losing less than 6%. However, five of ten sectors were down more than 30%. Sectors with a growth component were the biggest losers. Technology and Consumer Discretionary stocks were down most. Earlier in the year, growth from global demand helped areas such as Materials and Energy. But, as the outlook for the global economy weakened, especially in the last

Lotsoff Capital Management Investment Trust

Micro Cap Fund

quarter, return for these two areas fell substantially. Materials finished down more than 30% and Energy erased its large gains from earlier in the year and finished down about 12%.

The table below illustrates the Fund’s performance relative to the Russell Microcap™ Index. As you can see, the Fund’s Consumer Discretionary and Materials stocks had the strongest relative performance. However, the Financials, Healthcare, and Information Technology sectors detracted 4.10%, 2.09% and 1.67%, respectively. Other sectors were only a few basis points different than the benchmark.

Lotsoff Capital Management Micro Cap Fund versus Russell Microcap™ Index
Performance Attribution Twelve Months Ended September 30, 2008

Sector	Excess Return	Sector	Excess Return
Energy	-1.43%	Healthcare	-2.09%
Materials	0.36%	Financials	-4.10%
Industrials	-0.56%	Information Technology	-1.67%
Consumer Discretionary	1.25%	Telecomm Service	0.06%
Consumer Staples	0.13%	Utilities	0.07%

The Financials sector remains a difficult space to research. The impact of declining residential housing values makes it difficult to assess the strength of balance sheets and earnings power. Despite being underweighted, banking related stocks were our largest detractor in the sector. On the positive side, our overweight position in Insurance proved to be timely and we continue to find opportunities in that industry.

Healthcare stocks provided little relief. The biggest losers in Healthcare have been equipment and service providers. While we continue to find new ideas at reasonable valuations in traditional Healthcare companies, we remain particularly bullish on the biotech/pharmaceutical space as valuations are very low relative to the upside potential.

The Information Technology sector also suffered with the software and services area displaying the most weakness. Stock prices fell drastically as the anticipated growth in business spending decreased in reaction to the macro environment.

Our stock selection methodology looks for companies that are undervalued based on the projected cash flows of the company over a long period of time combined with various indicators that the company is moving toward improving value. We have not been in a favorable environment for our strategy for the last several years. While we are not pleased with our relative performance, we believe that over the long run the market will value good fundamentals and our portfolio is well positioned in that respect. These are historic times and while the market faces some very real challenges, many of our metrics have shown the recent downdraft to be above what current fundamentals warrant. We believe that financially induced events have interrupted the signals that drive the economic efficiency and the value of stocks. When the debris clears we believe that our investment process will prove to be one that adds significant value.

Lotsoff Capital Management Investment Trust

Micro Cap Fund

In conclusion, our focus in managing the Fund always will be on selecting companies we believe have the attributes that indicate a superior chance of being successful investments and seeking to control risk to protect investors’ capital. We thank you for the confidence and trust you place in us and we pledge to continue our hard work to bring value to our investors.

Sincerely,

Donald W. Reid, Ph. D.

Director of Equity Research

Senior Portfolio Manager

This material is not authorized for use unless preceded or accompanied by a current prospectus.

Lotsoff Capital Management Investment Trust

Active Income Fund

Dear Shareholders,

We are pleased to present the annual report of the Lotsoff Capital Management Active Income Fund (the "Fund") for the year ended September 30, 2008.  The table below illustrates the Fund’s performance relative to the Citigroup 3-Month T-Bill Index over this period.

Total Returns as of September 30, 2008

	Six Months	Twelve Months	Average Annual Since Inception*
Active Income Fund	-1.74%	-0.13%	2.03%
Citigroup 3-Month T-Bill Index	0.83%	2.55%	4.03%
Annual operating expenses: 1.17%
*Inception Date: November 8, 2005

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate such that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-568-7633.The annual operating expenses are reflective of the information disclosed in the Funds’ Prospectus dated January 31, 2008 and may differ from the expense ratios disclosed in this report

Investors across all financial markets have faced significant challenges over the past year. Slowing economic growth, lower home prices, and an upward spiral in the cost of energy and other commodities led to falling profit margins and a generally poor economic outlook for the foreseeable future. Investors less comfortable with risk, and understandably so, moved to protect their portfolios, in broad terms exchanging equities and lower quality bonds for U.S. Treasuries and cash. The sentiment was especially weak during the month of September as bond investors and hesitant bankers lent far less to corporations making normal business operations all but impossible for those entities highly leveraged and dependent on regular sources of borrowed funds. It is no exaggeration to say the financial industry was left fundamentally changed after the forced sale of Bear Stearns, the bankruptcy of Lehman Brothers, the FDIC takeover of numerous banks as well as the government bailout of AIG, Fannie Mae and Freddie Mac. A massive blend of fiscal and monetary stimulus is underway, which should help to calm the fears but at the same time it is representative of the size of the problem.

In our last letter, we offered our view that slow or no growth in economic activity and difficult financing conditions would likely place pressure on corporations, particularly those of smaller size or weaker standing. We did not forecast the extent to which credit markets would tighten, but we did position the Fund to benefit if credit spreads widened for companies of lower credit quality which indeed happened. This was one of our better top-down decisions and one of the areas where we were the most successful this year. We were also successful with long exposure to auction rate municipal securities. We were highly selective in this space during a time when the entire

Lotsoff Capital Management Investment Trust

Active Income Fund

municipal market was treated as though these bonds had very little value. The Fund also was profitable with its exposure to "special situations," which are specific trade ideas that arise unexpectedly, but offer a very compelling risk/reward profile. As the name suggests, these kinds of opportunities are uncommon, but we are always looking for them. They seem to occur with greater frequency during times of less liquidity and less aggressive market-making, which is the prevailing environment. We are hopeful that more of these opportunities will arise in the coming months.

The areas in which the Fund was less successful were, in broad terms, exposure to convertible bonds, investment grade bonds, and hedges against rising interest rates. First, related to convertible bonds, we positioned the Fund to benefit from more volatile markets choosing to express that view through long convertible bond and short common equity positions. We traded fairly actively, and the markets were certainly volatile as we expected. Overall though, these trades were less successful than we would have thought, as the volatility was accompanied by widespread selling by hedge funds of their most liquid investments, including convertibles. In time, we believe these trades will prove very successful, both from a volatility standpoint and from gains we stand to make on the bonds if and when a more typical pricing for these securities takes hold. Second, related to investment grade bonds, we took long positions in corporate debt which we believed to be of very high credit quality. Unfortunately, investment grade bonds have fared very poorly over the last 12 months. The Merrill Lynch U.S. Master Index is down almost 6% on a hedged basis (no duration) from September 30, 2007 to September 30, 2008. As with the convertible bond positions, we believe strongly that these securities are even more compelling today than they were over the past year. In our opinion, the yields have gone up in excess of the extent to which the amount of risk has increased. Third, related to interest rate hedges, we took short U.S. Treasury positions as a means to offset the losses we expected to take on convertible bonds in the event that interest rates rose over the period. As it turned out, rates offered on U.S. Treasuries fell as investors clamored for safety. Thus, our hedges were not profitable, though it is also the case that this provided a measure of support for our long convertible bond positions. We believe the hedges serve an important purpose, and the Fund is well served by having them in place.

In summary, it has certainly been a trying year but we feel very comfortable with the way we have handled this difficult market and feel especially optimistic about our outlook for the Fund. We thank you for your continued trust and support.

Sincerely,

K.C. Nelson

Senior Portfolio Manager

This material is not authorized for use unless preceded or accompanied by a current prospectus.

Lotsoff Capital Management Investment Trust

Micro Cap Fund

Index Comparison (Unaudited)

Comparison of a Hypothetical $10,000 Investment in the Lotsoff Capital
Management Micro Cap Fund, Russell 2000®*, and Russell Microcap™ Index*

	Total returns **
	For the periods ended September 30, 2008
			Average Annual Since Inception
		One Year	(11/7/03 to 9/30/08)
	Lotsoff Micro Cap Fund	-30.40%	-0.53%
	Russell 2000® Index	-14.48%	5.95%
	Russell Microcap™ Index	-22.51%	1.76%

*	The Russell 2000®Index is comprised of the smallest 2,000 companies in the Russell 3000®Index. The Russell 3000®Index is comprised of the 3,000 largest U.S. companies based on market capitalization. The Russell Microcap™Index includes the smallest 1,000 securities in the small-cap Russell 2000®Index plus the next 1,000 securities. All Indexes are unmanaged and returns include reinvested dividends.

**	The performance quoted here represents past performance and is not a guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Amounts shown do not reflect the deduction of taxes that a shareholder pays on fund distributions or the redemption of fund shares. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-568-7633.

Lotsoff Capital Management Investment Trust

Active Income Fund

Index Comparison (Unaudited)

Comparison of a Hypothetical $10,000 Investment in the Lotsoff Capital Management
Active Income Fund and the Citigroup 3-Month T-Bill Index*

	Total returns **
	For the periods ended September 30, 2008
			Average Annual Since Inception
		One Year	(11/8/05 to 9/30/08)
	Lotsoff Active Income Fund	-0.13%	2.03%
	Citigroup 3-Month T-Bill Index	2.55%	4.03%

*	The Citigroup 3-Month T-Bill Index is designed to mirror the performance of the 3 month U.S. Treasury Bill. All Indexes are unmanaged and returns include reinvested dividends.

**	The performance quoted here represents past performance and is not a guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Amounts shown do not reflect the deduction of taxes that a shareholder pays on fund distributions or the redemption of fund shares. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-568-7633.

Lotsoff Capital Management Investment Trust Micro Cap Fund Schedule of Investments September 30, 2008

Number of Shares	Value

	COMMON STOCK	99.7%

	ADVERTISING	0.1%
8,400	Marchex, Inc.^		$86,436

	AEROSPACE & DEFENSE	1.5%
11,820	The Allied Defense Group, Inc.*^		72,575
7,500	Astronics Corp.*		169,125
2,900	Cubic Corp.		71,311
17,300	Herley Industries, Inc.*		295,830
97,400	Kratos Defense & Security Solutions, Inc.*		191,878
12,200	LMI Aerospace, Inc.*		245,342
			1,046,061
	AGRICULTURE	0.3%
4,500	Maui Land & Pineapple Co., Inc.*^		123,705
25,500	MGP Ingredients, Inc.		72,420
			196,125
	AIRLINES	0.1%
19,900	Pinnacle Airlines Corp.*		79,202

	APPAREL	3.4%
17,900	G-III Apparel Group Ltd.*		334,909
77,400	Hartmarx Corp.*		144,738
73,600	Joe's Jeans, Inc.*		80,960
10,400	Lacrosse Footwear, Inc.		166,400
7,800	Maidenform Brands, Inc.*		113,178
11,400	Oxford Industries, Inc.^		294,462
9,550	Perry Ellis International, Inc.*^		142,391
44,200	Rocky Brands, Inc.*^		147,186
9,900	Steven Madden Ltd.*^		245,322
16,700	True Religion Apparel, Inc.*^		431,695
64,100	Unifi, Inc.*^		310,244
			2,411,485
	AUTO PARTS & EQUIPMENT	1.2%
10,300	ATC Technology Corp.*		244,522
45,600	SORL Auto Parts, Inc.*		161,424
50,575	Spartan Motors, Inc.^		160,829
4,100	Strattec Security Corp.		108,322
10,800	Superior Industries International, Inc.^		206,928
			882,025
	BANKS	11.2%
30,000	Banco Latinoamericano de Exportaciones, S.A. †		432,600
10,600	Bancorp, Inc.*		53,000
7,000	Bank of the Ozarks, Inc.^		189,000
9,900	Bridge Capital Holdings, Inc.*		106,722
17,700	Capital Corp. of the West^		70,092
6,400	Capitol Bancorp Ltd.^		124,736

Lotsoff Capital Management Investment Trust Micro Cap Fund Schedule of Investments September 30, 2008 (continued)

Number of Shares	Value

	BANKS (continued)
51,000	Center Financial Corp.		$651,270
14,200	City Bank^		221,520
10,800	Corus Bankshares, Inc.^		43,740
40,500	Dearborn Bancorp, Inc.*^		200,475
45,525	EuroBancshares, Inc.*^		117,910
24,900	First Regional Bancorp*^		155,625
22,200	FNB United Corp.		162,282
5,500	Harleysville National Corp.^		93,390
4,300	Horizon Bancorp		94,643
15,300	Imperial Capital Bancorp, Inc.^		132,651
30,400	Intervest Bancshares Corp.		231,952
11,900	Irwin Financial Corp.^		47,005
10,058	Macatawa Bank Corp.^		70,305
8,890	Mercantile Bank Corp.^		70,942
14,700	Nara Bancorp, Inc.		164,640
7,800	New Century Bancorp, Inc.*		55,380
15,300	North Valley Bancorp^		91,188
10,751	Northrim BanCorp, Inc.		176,316
6,000	Old Second Bancorp, Inc.^		111,120
17,900	Oriental Financial Group, Inc.^		319,694
20,433	Peoples Bancorp of North Carolina, Inc.		230,484
11,730	Porter Bancorp, Inc.		208,677
47,000	Preferred Bank, Inc.^		526,870
7,934	Republic First Bancorp, Inc.*		68,312
11,800	Santander BanCorp^		127,440
17,973	Security Bank Corp.^		74,588
17,456	Sierra Bancorp^		364,132
30,300	South Financial Group, Inc.^		222,099
19,700	Southwest Bancorp, Inc.		348,099
33,678	Taylor Capital Group, Inc.^		403,799
69,700	Temecula Valley Bancorp, Inc.^		379,865
60,600	UCBH Holdings, Inc.^		388,446
29,072	Virginia Commerce Bancorp*^		181,700
17,800	Wilshire Bancorp, Inc.^		216,626
			7,929,335
	BIOTECHNOLOGY	5.0%
36,600	Anesiva, Inc.*^		54,900
58,100	Arena Pharmaceuticals, Inc.*^		290,500
47,900	Ariad Pharmaceuticals, Inc.*		118,313
100,200	Arqule, Inc.*^		322,644
11,500	ARYx Therapeutics, Inc.*^		70,380
5,200	Avant Immunotherapeutics, Inc.*^		60,476
125,000	Cell Genesys, Inc.*^		73,750
67,400	Cytokinetics, Inc.*		319,476
76,000	CytRx Corp.*^		38,760
97,900	Discovery Laboratories, Inc.*^		183,073
250,200	Entremed, Inc.*^		92,574

Lotsoff Capital Management Investment Trust Micro Cap Fund Schedule of Investments September 30, 2008 (continued)

Number of Shares	Value

	BIOTECHNOLOGY (continued)
45,200	Enzon Pharmaceuticals, Inc.*^		$333,575
102,400	GenVec, Inc.*^		123,904
27,400	Halozyme Therapeutics, Inc.*^		201,116
28,700	Maxygen, Inc.*		121,401
11,200	Nanosphere, Inc.*		95,536
21,438	Sangamo Biosciences, Inc.*^		165,073
22,200	Seattle Genetics, Inc.*^		237,540
170,000	SuperGen, Inc.*^		241,400
162,590	Vasogen, Inc.*^		30,892
45,500	Vical, Inc.*^		99,645
53,200	XOMA Ltd.*^		111,720
31,100	XTL Biopharmaceuticals Ltd.*^		110,094
			3,496,742
	BUILDING MATERIALS	0.9%
7,300	AAON, Inc.		132,787
7,400	Apogee Enterprises, Inc.		111,222
14,200	Comfort Systems USA, Inc.		189,712
3,600	NCI Building Systems, Inc.*^		114,300
19,100	US Concrete, Inc.*^		85,377
			633,398
	CHEMICALS	1.1%
8,100	American Pacific Corp.*		105,786
7,500	Balchem Corp.^		200,025
5,800	Innophos Holdings, Inc.		141,404
9,800	Innospec, Inc.		118,188
6,000	KMG Chemicals, Inc.		41,880
5,400	Quaker Chemical Corp.		153,684
1,000	Stepan Co.		54,570
			815,537
	COAL	0.1%
2,370	James River Coal Co.*^		52,116

	COMMERCIAL SERVICES	4.5%
8,800	Barrett Business Services, Inc.		114,224
11,700	Diamond Management & Technology Consultants, Inc.		54,873
19,000	Dollar Financial Corp.*^		292,410
14,000	Electro Rent Corp.		188,020
4,300	First Advantage Corp.*		60,415
10,200	Gevity HR, Inc.		74,256
14,200	H&E Equipment Services, Inc.*^		137,172
13,500	The Hackett Group, Inc.*		73,440
4,500	Heidrick & Struggles International, Inc.^		135,675
10,000	ICF International, Inc.*^		197,500
18,500	Kenexa Corp.*		292,115
41,500	Kforce, Inc.*^		423,715
26,100	Medifast, Inc.*^		177,741
53,000	Muni Funding Co. of America, LLC, 144A#		212,000

Lotsoff Capital Management Investment Trust Micro Cap Fund Schedule of Investments September 30, 2008 (continued)

Number of Shares	Value

	COMMERCIAL SERVICES (continued)
34,100	On Assignment, Inc.*		$268,708
11,100	PDI, Inc.*		88,134
66,000	Source Interlink Cos., Inc.*^		68,640
6,300	Steiner Leisure Ltd.*		216,594
7,100	TNS, Inc.*		137,527
			3,213,159
	COMPUTERS	3.2%
31,000	BluePhoenix Solutions Ltd.*^		109,120
14,400	Ciber, Inc.*		100,656
41,800	Cogo Group, Inc.*^		220,286
26,500	Cray, Inc.*		137,270
36,000	Dot Hill Systems Corp.*		81,000
8,500	EasyLink Services International Corp.*		27,965
15,300	iGate Corp.*		132,651
27,800	Magma Design Automation, Inc.*^		111,756
1,020	Mastech Holdings, Inc.*		7,752
13,700	Mercury Computer Systems, Inc.*		121,930
16,600	Ness Technologies, Inc.*		190,402
17,600	Netscout Systems, Inc.*		187,264
82,400	NetSol Technologies, Inc.*^		148,320
11,200	Radiant Systems, Inc.*		97,328
64,400	Silicon Storage Technology, Inc.*		209,944
8,100	STEC, Inc.*^		62,370
15,400	Super Micro Computer, Inc.*		138,754
30,100	TechTeam Global, Inc.*		223,342
			2,308,110
	COSMETICS/PERSONAL CARE	0.9%
3,300	Art & Fragrance AG* †		55,869
11,000	Elizabeth Arden, Inc.*		215,930
12,500	Inter Parfums, Inc.^		169,500
27,288	Parlux Fragrances, Inc.*		140,260
13,900	Physicians Formula Holdings, Inc.*		82,705
			664,264
	DISTRIBUTION/WHOLESALE	0.5%
13,600	Houston Wire & Cable Co.^		233,512
67,900	Navarre Corp.*^		98,455
			331,967
	DIVERSIFIED FINANCIAL SERVICES	2.9%
5,000	Asset Acceptance Capital Corp.*^		52,700
19,200	Asta Funding, Inc.^		134,592
11,700	BGC Partners, Inc.^		50,193
3,600	Calamos Asset Management, Inc.		64,512
100,700	Consumer Portfolio Services, Inc.*^		231,610
12,400	Encore Capital Group, Inc.*^		169,880
20,700	Firstcity Financial Corp.*		110,331
33,800	JMP Group, Inc.^		175,760

Lotsoff Capital Management Investment Trust Micro Cap Fund Schedule of Investments September 30, 2008 (continued)

Number of Shares	Value

	DIVERSIFIED FINANCIAL SERVICES (continued)
14,900	LaBranche & Co., Inc.*		$67,050
12,700	Marlin Business Services Corp.*		107,696
42,000	Nicholas Financial, Inc.*		212,520
13,900	Penson Worldwide, Inc.*		192,793
12,200	Sanders Morris Harris Group, Inc.^		105,530
12,800	Thomas Weisel Partners Group, Inc.*		107,904
16,200	TradeStation Group, Inc.*		151,470
38,000	United PanAm Financial Corp.*		139,840
			2,074,381
	ELECTRICAL COMPONENTS & EQUIPMENT	0.8%
19,700	C&D Technologies, Inc.*^		111,896
3,000	Graham Corp.^		162,300
7,600	Harbin Electric, Inc.*^		90,060
11,900	INSTEEL INDUSTRIES, Inc.		161,721
6,100	Ultralife Corp.*^		47,275
			573,252
	ELECTRONICS	2.3%
15,900	Aehr Test Systems*		58,989
5,700	Electro Scientific Industries, Inc.*		81,054
14,700	Ituran Location and Control Ltd.		158,613
26,700	LeCroy Corp.*		205,323
14,600	LoJack Corp.*		97,674
14,200	Measurement Specialties, Inc.*^		247,648
4,500	NVE Corp.*^		127,395
18,200	Orbotech Ltd.*		145,418
3,500	OSI Systems, Inc.*		82,285
4,700	OYO Geospace Corp.*^		184,616
3,100	Park Electrochemical Corp.		75,144
11,400	Spectrum Control, Inc.*		85,158
70,700	Sypris Solutions, Inc.		113,827
			1,663,144
	ENERGY - ALTERNATE SOURCES	0.2%
6,600	Ocean Power Technologies, Inc.*		55,110
77,600	Plug Power, Inc.*^		76,824
			131,934
	ENGINEERING & CONSTRUCTION	0.3%
13,400	ENGlobal Corp.*^		177,818

	ENTERTAINMENT	0.6%
15,100	Carmike Cinemas, Inc.		55,568
5,800	Rick's Cabaret International, Inc.*^		56,956
38,600	Shuffle Master, Inc.*		196,474
24,300	VCG Holding Corp.*		82,377
			391,375
	ENVIRONMENTAL CONTROL	0.8%
30,600	Ceco Environmental Corp.*^		121,176

Lotsoff Capital Management Investment Trust Micro Cap Fund Schedule of Investments September 30, 2008 (continued)

Number of Shares	Value

	ENVIRONMENTAL CONTROL (continued)
66,400	Rentech, Inc.*^		$88,312
10,200	TRC Cos., Inc.*		31,722
41,200	Waste Services, Inc.*^		305,292
5,300	WCA Waste Corp.*		24,857
			571,359
	FOOD	1.0%
20,600	B&G Foods, Inc.		147,290
14,400	Chiquita Brands International, Inc.*^		227,664
3,200	Diamond Foods, Inc.		89,696
10,300	Spartan Stores, Inc.^		256,264
5,000	Tasty Baking Co.		20,650
			741,564
	FOREST PRODUCTS & PAPER	0.3%
16,600	Caraustar Industries, Inc.*		24,900
18,700	KapStone Paper and Packaging Corp.*^		118,745
9,700	Wausau Paper Corp.		98,261
			241,906
	GAS	0.3%
2,700	Chesapeake Utilities Corp.		89,667
4,100	Delta Natural Gas Co., Inc.		105,001
			194,668
	HEALTHCARE - PRODUCTS	5.4%
35,950	BioSphere Medical, Inc.*		125,825
15,600	Caliper Life Sciences, Inc.*		43,680
53,600	Cambridge Heart, Inc.*^		8,308
45,400	Candela Corp.*		111,230
27,800	Cantel Medical Corp.*		267,436
21,223	Cardiac Science Corp.*		219,870
18,100	Cynosure, Inc.*^		324,714
6,400	Exactech, Inc.*		142,336
27,800	Home Diagnostics, Inc.*		269,104
5,900	Luminex Corp.*^		147,559
15,350	Medical Action Industries, Inc.*		201,546
15,500	Micrus Endovascular Corp.*^		216,225
12,500	Natus Medical, Inc.*		283,250
18,700	Omrix Biopharmaceuticals, Inc.*^		335,477
60,300	Orthovita, Inc.*		156,780
15,000	Palomar Medical Technologies, Inc.*		201,900
7,900	Somanetics Corp.*^		172,773
6,000	SonoSite, Inc.*^		188,400
13,000	Spectranetics Corp.*		60,190
11,300	Syneron Medical Ltd.*		161,025
47,300	Thermage, Inc.*		162,239
			3,799,867

Lotsoff Capital Management Investment Trust Micro Cap Fund Schedule of Investments September 30, 2008 (continued)

Number of Shares	Value

	HEALTHCARE - SERVICES	3.2%
1,800	Air Methods Corp.*^		$50,958
95,875	Allied Healthcare International, Inc.*		182,163
4,600	Almost Family, Inc.*		181,930
12,700	American Dental Partners, Inc.*		148,590
10,600	Gentiva Health Services, Inc.*^		285,564
93,180	Hythiam, Inc.*^		120,202
13,300	LHC Group, Inc.*		378,784
35,400	NovaMed, Inc.*^		167,796
31,000	Odyssey HealthCare, Inc.*		314,650
13,000	RehabCare Group, Inc.*		235,300
12,200	Res-Care, Inc.*		221,308
			2,287,245
	HOME BUILDERS	0.4%
50,000	Cavalier Homes, Inc.*		84,000
3,300	M/I Homes, Inc.^		75,174
23,000	Orleans Homebuilders, Inc.^		93,150
13,700	Standard Pacific Corp.*^		67,267
			319,591
	HOME FURNISHINGS	0.5%
28,100	La-Z-Boy, Inc.^		261,892
10,000	Stanley Furniture Co., Inc.		91,300
1,300	Universal Electronics, Inc.*		32,474
			385,666
	HOUSEHOLD PRODUCTS/WARES	0.3%
9,000	Prestige Brands Holdings, Inc.*		79,920
4,500	WD-40 Co.^		161,685
			241,605
	HOUSEWARES	0.3%
18,300	Lifetime Brands, Inc.^		178,425

	INSURANCE	4.5%
27,700	American Equity Investment Life Holding Co.^		207,750
7,800	American Physicians Service Group, Inc.		165,126
32,190	Castlepoint Holdings Ltd.^		358,275
35,900	CRM Holdings Ltd.*		96,930
8,608	Eastern Insurance Holdings, Inc.		115,519
3,700	First Mercury Financial Corp.*		52,725
13,300	Hallmark Financial Services, Inc.*		120,897
119,800	Maiden Holdings Ltd.^		521,130
57,550	Meadowbrook Insurance Group, Inc.		406,303
2,700	NYMAGIC, Inc.		68,175
22,000	PMA Capital Corp.*^		194,040
35,500	SeaBright Insurance Holdings, Inc.*^		461,500
67,600	Specialty Underwriters' Alliance, Inc.*		333,268
3,700	Tower Group, Inc.		87,172
			3,188,810

Lotsoff Capital Management Investment Trust Micro Cap Fund Schedule of Investments September 30, 2008 (continued)

Number of Shares	Value

	INTERNET	3.2%
45,300	Art Technology Group, Inc.*		$159,456
12,300	Dice Holdings, Inc.*^		87,330
48,600	Globalscape, Inc.*^		57,348
62,800	Health Grades, Inc.*		178,352
67,000	HealthStream, Inc.*		164,150
118,800	I-many, Inc.*		79,596
26,200	Internap Network Services Corp.*^		91,176
37,300	Ipass, Inc.*		80,568
32,300	Looksmart, Inc.*		82,365
21,800	NaviSite, Inc.*		43,600
6,950	NetFlix, Inc.*^		214,616
88,300	Openwave Systems, Inc.*		109,492
5,800	PC-Tel, Inc.		54,056
26,600	Perficient, Inc.*^		176,624
32,400	Saba Software, Inc.*^		104,976
14,200	Spark Networks, Inc.*		55,380
9,900	Stamps.com, Inc.*		115,533
25,010	TeleCommunication Systems, Inc.*^		172,819
10,000	TheStreet.com, Inc.		59,900
223,440	Think Partnership, Inc.*		44,688
17,100	Vasco Data Security International, Inc.*^		177,156
			2,309,181
	INVESTMENT MANAGEMENT COMPANIES	0.3%
21,468	Patriot Capital Funding, Inc.		136,751
14,699	TICC Capital Corp.^		75,553
			212,304
	IRON/STEEL	0.3%
12,100	China Precision Steel, Inc.*^		40,293
15,100	Material Sciences Corp.*		86,825
3,600	Universal Stainless & Alloy, Inc.*		91,980
			219,098
	LEISURE TIME	0.2%
25,400	GameTech International, Inc.*		66,294
20,100	Multimedia Games, Inc.*^		87,033
			153,327
	LODGING	0.3%
23,500	Century Casinos, Inc.*		49,350
55,000	Interstate Hotels & Resorts, Inc.*		129,250
			178,600
	MACHINERY - DIVERSIFIED	2.4%
17,400	Alamo Group, Inc.		296,670
5,400	Cascade Corp.^		236,574
10,000	Columbus McKinnon Corp.*		235,700
10,300	Hurco Cos., Inc.*^		304,571
11,500	Intevac, Inc.*		122,360
3,700	Key Technology, Inc.*		87,690

Lotsoff Capital Management Investment Trust Micro Cap Fund Schedule of Investments September 30, 2008 (continued)

Number of Shares	Value

	MACHINERY - DIVERSIFIED (continued)
13,753	Tecumseh Products Co.*		$308,480
8,200	Twin Disc, Inc.		112,832
			1,704,877
	MEDIA	0.5%
14,400	Media General, Inc.^		178,992
37,500	New Frontier Media, Inc.		89,250
51,100	Radio One, Inc.*		38,325
74,200	Regent Communications, Inc.*		65,296
			371,863
	METAL FABRICATE/HARDWARE	0.6%
4,400	Dynamic Materials Corp.^		102,124
8,300	NN, Inc.		106,655
4,200	Northwest Pipe Co.*		183,204
1,450	Sun Hydraulics Corp.^		37,758
			429,741
	MINING	0.2%
17,700	North American Palladium Ltd.*^		37,524
3,400	United States Lime & Minerals, Inc.*^		130,934
			168,458
	MISCELLANEOUS MANUFACTURING	1.4%
4,900	AZZ, Inc.*		202,713
27,500	Deswell Industries, Inc.		95,150
3,300	FreightCar America, Inc.		96,591
2,800	GenTek, Inc.*		71,988
21,100	GP Strategies Corp.*		160,360
12,900	Lydall, Inc.*		124,227
5,100	Park-Ohio Holdings Corp.*		91,239
10,100	Synalloy Corp.		136,855
			979,123
	OIL & GAS	1.6%
20,350	BMB Munai, Inc.*^		84,453
4,500	Callon Petroleum Co.*		81,135
23,400	Cano Petroleum, Inc.*^		54,054
9,100	Double Eagle Petroleum Co.*^		129,948
122,300	Endeavour International Corp.*		161,436
16,400	Energy Partners Ltd.*		142,188
12,400	Gulfport Energy Corp.*		124,620
2,900	Panhandle Oil and Gas, Inc.		83,027
28,300	Pinnacle Gas Resources, Inc.*^		35,658
35,400	RAM Energy Resources, Inc.*^		102,306
15,000	TXCO Resources, Inc.*^		150,600
			1,149,425
	OIL & GAS SERVICES	2.2%
7,900	Allis-Chalmers Energy, Inc.*^		99,935
4,500	Bolt Technology Corp.*		65,115

Lotsoff Capital Management Investment Trust Micro Cap Fund Schedule of Investments September 30, 2008 (continued)

Number of Shares	Value

	OIL & GAS SERVICES (continued)
47,100	Boots & Coots International Control, Inc.*		$90,903
13,700	CE Franklin Ltd.*		92,201
2,300	Dawson Geophysical Co.*		107,387
15,400	Flotek Industries, Inc.*^		169,400
6,800	Geokinetics, Inc.*		129,200
2,100	Gulf Island Fabrication, Inc.		72,387
7,100	Matrix Service Co.*^		135,610
13,820	Mitcham Industries, Inc.*		139,444
10,300	Natural Gas Services Group, Inc.*		179,941
3,600	T-3 Energy Services, Inc.*		133,632
7,595	TGC Industries, Inc.*		39,950
7,400	Trico Marine Services, Inc.*^		126,392
			1,581,497
	PACKAGING & CONTAINERS	0.1%
13,100	UFP Technologies, Inc.*		89,211

	PHARMACEUTICALS	6.6%
95,600	Akorn, Inc.*^		490,427
30,400	Allos Therapeutics, Inc.*		225,264
34,850	Animal Health International, Inc.*		287,164
33,600	Array Biopharma, Inc.*^		258,048
48,000	Avalon Pharmaceuticals, Inc.*		15,370
32,600	Cardiome Pharma Corp.*^		247,760
7,000	CV Therapeutics, Inc.*^		75,600
43,000	Dyax Corp.*		189,200
8,800	I-Flow Corp.*^		81,928
84,300	Indevus Pharmaceuticals, Inc.*^		282,405
69,800	Javelin Pharmaceuticals, Inc.*^		181,480
35,200	Lannett Co., Inc.*^		80,960
12,000	Matrixx Initiatives, Inc.*^		215,880
3,700	Neogen Corp.*		104,266
78,900	Neurogen Corp.*^		18,928
130,300	Nexmed, Inc.*^		15,662
9,400	Noven Pharmaceuticals, Inc.*		109,792
7,500	Obagi Medical Products, Inc.*		74,850
36,000	Oculus Innovative Sciences, Inc.*^		68,760
10,900	Omega Protein Corp.*		128,184
18,400	Osiris Therapeutics, Inc.*^		354,936
24,800	Pain Therapeutics, Inc.*^		242,296
66,000	Penwest Pharmaceuticals Co.*^		135,960
19,230	Progenics Pharmaceuticals, Inc.*^		255,951
14,400	Targacept, Inc.*		83,664
7,200	Taro Pharmaceuticals Industries Ltd.*		71,352
192,400	Titan Pharmaceuticals, Inc.*^		41,366
22,800	Vanda Pharmaceuticals, Inc.*^		22,344
32,600	Vivus, Inc.*^		258,844
			4,618,641

Lotsoff Capital Management Investment Trust Micro Cap Fund Schedule of Investments September 30, 2008 (continued)

Number of Shares	Value

	REAL ESTATE INVESTMENT TRUST	1.3%
50,600	Anworth Mortgage Asset Corp.		$299,552
8,500	Arbor Realty Trust, Inc.^		85,000
28,900	CapLease, Inc.^		229,177
15,400	Capstead Mortgage Corp.^		168,630
22,300	JER Investors Trust, Inc.^		107,486
6,800	Resource Capital Corp.^		41,208
			931,053
	REAL ESTATE MANAGEMENT	0.6%
78,200	Meruelo Maddux Properties, Inc.*		95,404
31,200	Thomas Properties Group, Inc.		315,120
			410,524
	RETAIL	3.6%
13,400	America's Car-Mart, Inc.*^		249,106
3,900	Buffalo Wild Wings, Inc.*^		156,936
42,300	Build-A-Bear Workshop, Inc.*^		307,944
19,800	Carrols Restaurant Group, Inc.*		59,400
14,900	Conn's, Inc.*^		278,779
11,800	Ezcorp, Inc.*		221,840
31,800	HOT Topic, Inc.*		210,198
10,000	PC Connection, Inc.*		66,900
9,200	PC Mall, Inc.*		62,836
23,400	PetMed Express, Inc.*^		367,380
48,500	Ruth's Hospitality Group, Inc.*^		190,605
12,700	Sonic Automotive, Inc.		107,442
53,100	Trans World Entertainment*		150,804
33,900	The Wet Seal, Inc.*		123,057
			2,553,227
	SAVINGS & LOANS	2.1%
5,800	Anchor Bancorp Wisconsin, Inc.^		42,630
10,700	BankAtlantic Bancorp, Inc.^		87,740
116,532	BFC Financial Corp.*		64,093
7,200	Cooperative Bankshares, Inc.		38,592
24,000	First Place Financial Corp.^		308,400
37,100	Franklin Bank Corp.*^		18,179
5,800	Indiana Community Bancorp		86,420
11,700	NASB Financial, Inc.^		380,133
14,700	Pulaski Financial Corp.^		121,863
25,300	United Western Bancorp, Inc.		316,250
			1,464,300
	SEMICONDUCTORS	3.6%
42,800	Advanced Analogic Technologies, Inc.*^		199,020
37,000	Aetrium, Inc.*		110,630
22,900	Anadigics, Inc.*		64,349
37,400	Cirrus Logic, Inc.*		203,830
12,700	Exar Corp.*		97,282
24,900	GSI Group, Inc.*		87,897

Lotsoff Capital Management Investment Trust Micro Cap Fund Schedule of Investments September 30, 2008 (continued)

Number of Shares	Value

	SEMICONDUCTORS (continued)
14,700	GSI Technology, Inc.*		$52,479
36,000	Hifn, Inc.*		115,200
23,281	Integrated Silicon Solution, Inc.*		53,779
18,634	Mattson Technology, Inc.*		88,139
64,900	Microtune, Inc.*		173,932
3,200	Monolithic Power Systems, Inc.*		55,584
35,600	O2Micro International Ltd.*		129,228
19,700	Pericom Semiconductor Corp.*		206,850
12,800	PLX Technology, Inc.*		65,536
13,600	Sigma Designs, Inc.*^		193,392
16,100	Silicon Image, Inc.*		85,974
16,500	Silicon Motion Technology Corp.*^		77,220
21,900	SiRF Technology Holdings, Inc.*^		32,631
11,400	Techwell, Inc.*^		107,502
21,000	Virage Logic Corp.*		123,900
11,600	Volterra Semiconductor Corp.*^		147,668
9,500	Zoran Corp.*		77,520
			2,549,542
	SOFTWARE	4.0%
49,100	Actuate Corp.*		171,850
15,250	Bottomline Technologies, Inc.*		158,600
12,300	Corel Corp.*		104,550
4,400	CSG Systems International, Inc.*		77,132
51,600	The Descartes Systems Group, Inc.*		189,372
12,200	Digi International, Inc.*		124,440
14,600	Double-Take Software, Inc.*		145,270
8,700	Emageon, Inc.*		18,879
8,900	Fundtech Ltd.*^		123,354
11,700	Interactive Intelligence, Inc.*^		105,534
31,300	Logility, Inc.*^		205,485
126,000	OpenTV Corp.*^		177,660
18,500	PDF Solutions, Inc.*		96,200
40,300	Peerless Systems Corp.*		72,540
29,600	Pervasive Software, Inc.*		121,360
4,800	RADWARE Ltd.*		39,984
15,600	Retalix Ltd.*^		189,852
14,800	RightNow Technologies, Inc.*^		186,036
6,900	Schawk, Inc.^		104,328
12,200	Seachange International, Inc.*		117,852
20,300	Smith Micro Software, Inc.*^		144,130
46,200	Trident Microsystems, Inc.*		110,880
12,300	Ulticom, Inc.*		79,950
			2,865,238
	TELECOMMUNICATIONS	4.1%
25,000	Adaptec, Inc.*		82,000
25,400	Anaren, Inc.*		257,810

Lotsoff Capital Management Investment Trust Micro Cap Fund Schedule of Investments September 30, 2008 (continued)

Number of Shares	Value

	TELECOMMUNICATIONS (continued)
17,900	Applied Signal Technology, Inc.		$311,102
1,700	Atlantic Tele-Network, Inc.		47,600
32,700	BigBand Networks, Inc.*		120,663
73,400	Bookham, Inc.*^		82,942
31,500	Exfo Electro Optical Engineering, Inc.*^		103,320
100,000	Extreme Networks, Inc.*^		337,000
219,400	Finisar Corp.*^		221,594
3,000	GeoEye, Inc.*		66,390
11,800	Globecomm Systems, Inc.*		103,132
16,100	Harmonic, Inc.*		136,045
4,800	iPCS, Inc.*		106,896
36,000	Network Equipment Technologies, Inc.*^		123,120
15,800	Oplink Communications, Inc.*		190,706
15,000	Opnext, Inc.*		68,850
6,700	Performance Technologies, Inc.*		29,346
4,100	Shenandoah Telecommunications Co.		90,487
11,400	Sierra Wireless, Inc.*^		113,658
4,000	SureWest Communications		40,800
59,927	Symmetricom, Inc.*		297,837
			2,931,298
	TOYS/GAMES/HOBBIES	0.5%
10,700	Jakks Pacific, Inc.*^		266,537
4,400	RC2 Corp.*^		88,000
			354,537
	TRANSPORTATION	1.5%
65,400	Air Transport Services Group, Inc.*		48,396
7,900	Dynamex, Inc.*		224,834
11,100	Frozen Food Express Industries, Inc.		60,051
5,300	Horizon Lines, Inc.		52,311
10,290	OceanFreight, Inc.^		138,606
23,926	Paragon Shipping, Inc.		203,850
29,100	Star Bulk Carriers Corp.^		203,700
10,500	Vitran Corp., Inc.*		141,435
			1,073,183
	TRUCKING & LEASING	0.3%
9,950	Greenbrier Cos., Inc.		194,125

	WATER	0.1%
2,600	American States Water Co.		100,100

	TOTAL COMMON STOCK (Cost $102,922,604)		70,901,045

Lotsoff Capital Management Investment Trust Micro Cap Fund Schedule of Investments September 30, 2008 (continued)

Number of Shares	Value

	INVESTMENTS PURCHASED WITH CASH
	PROCEEDS FROM SECURITIES LENDING	38.2%
27,201,141	Credit Suisse On Shore Enhanced Liquidity Fund+		$27,201,141

	TOTAL INVESTMENTS PURCHASED WITH CASH
	PROCEEDS FROM SECURITIES LENDING
	(Cost $27,201,141)		27,201,141

	TOTAL INVESTMENTS (Cost $130,123,745)	137.90%	98,102,186

	Liabilities less Other Assets	(37.9)%	(26,972,194)

	Net Assets	100.00%	$71,129,992

*	Non-income producing security.
†	Foreign security denominated in U.S. dollars.
#	Security valued at fair value as determined in good faith by Lotsoff Capital Management,
	investment adviser to the Fund, in accordance with procedures established by, and under
	the general supervision of, the Fund’s Board of Trustees.
^	All or portion of shares are on loan.
+	At September 30, 2008, the interest rate was 3.693%. Percentages are stated as a percent of net assets. See notes to financial statements.

Lotsoff Capital Management Investment Trust Micro Cap Fund Investments by Sector (Unaudited) (As a Percentage of Long-Term Investments) September 30, 2008
Basic Materials	2.0%
Communications	8.0%
Consumer, Cyclical	11.6%
Consumer, Non-Cyclical	27.2%
Energy	4.1%
Financials	22.9%
Industrial	12.9%
Technology	10.9%
Utilities	0.4%
Total	100.0%

Lotsoff Capital Management Investment Trust
Micro Cap Fund

Statement of Assets and Liabilities September 30, 2008

ASSETS:
Investments at value (cost $130,123,745)	$98,102,186
Receivable for securities sold	1,264,983
Receivable for capital stock sold	6,533
Receivable for interest and dividends	77,955
Receivable for securities lending income	47,260
Prepaid expenses	17,244

Total assets	99,516,161

LIABILITIES:
Collateral due to broker for securities loaned	27,201,141
Payable to custodian	782,003
Payable for capital stock redeemed	261,011
Accrued investment advisory fees	61,498
Accrued administration and accounting fees	7,768
Accrued trustees' fees	1,705
Accrued expenses	71,043

Total liabilities	28,386,169

NET ASSETS	$71,129,992

NET ASSETS CONSIST OF:
Paid-in capital	$149,021,251
Undistributed net realized loss on investments	(45,869,700)
Net unrealized depreciation on investments	(32,021,559)

NET ASSETS	$71,129,992

SHARES OUTSTANDING, no par value	9,076,801
(Unlimited shares authorized)

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE	$7.84
(Net assets divided by shares outstanding)

See notes to financial statements.

Lotsoff Capital Management Investment Trust
Micro Cap Fund

Statement of Operations For the Year Ended September 30, 2008

INVESTMENT INCOME:
Interest income	$24,557
Dividend income (net of $4,798 withholding tax)	1,376,442
Net securities lending income	758,248

Total investment income	2,159,247

EXPENSES:
Investment advisory fees	1,501,332
Custody fees	255,763
Administration and fund accounting fees	189,642
Legal fees	55,767
Audit and tax fees	29,462
Reports to shareholders	22,232
Transfer agent fees and expenses	21,517
Trustees' fees	14,980
Federal and state registration fees	10,039
Miscellaneous	44,136

Total expenses	2,144,870

NET INVESTMENT INCOME	14,377

REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS:
Net realized loss on transactions from:
Investments	(43,983,382)
Securities sold short	(312)
Change in net unrealized appreciation/(depreciation)
on investments	(28,404,408)

Net loss on investments	(72,388,102)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(72,373,725)

See notes to financial statements.

Lotsoff Capital Management Investment Trust Micro Cap Fund Statements of Changes in Net Assets
	Year Ended September 30, 2008	Year Ended September 30, 2007

OPERATIONS:
Net investment income/(loss)	$14,377	$(698,404)
Net realized gain/(loss) on investments	(43,983,694)	14,075,590

Change in net unrealized appreciation/(depreciation) on investments	(28,404,408)	(3,853,805)

Net increase/(decrease) in net assets resulting from operations	(72,373,725)	9,523,381

DISTRIBUTIONS:
Net realized gains	(13,691,057)	(10,545,020)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	64,716,232	219,603,897
Reinvested distributions	13,664,598	10,545,020
Cost of shares redeemed	(229,575,068)	(50,498,671)
Net increase/(decrease) from capital transactions	(151,194,238)	179,650,246

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(237,259,020)	178,628,607

NET ASSETS:
Beginning of year	308,389,012	129,760,405

End of year	$71,129,992	$308,389,012

Undistributed net investment income	$—	$—

CAPITAL SHARE TRANSACTIONS IN SHARES:
Shares sold	6,683,662	17,973,638
Reinvested distributions	1,381,658	867,189
Shares redeemed	(24,600,681)	(4,131,036)
Net increase/(decrease)	(16,535,361)	14,709,791

See notes to financial statements.

Lotsoff Capital Management Investment Trust Micro Cap Fund Financial Highlights For a Fund Share Outstanding Throughout the Period.

	Year Ended September 30, 2008	Year Ended September 30, 2007	Year Ended September 30, 2006	Year Ended September 30, 2005	November 7, 2003* to September 30, 2004

Net asset value, beginning of period	$12.04	$11.90	$12.02	$10.32	$10.00

Income from investment operations:
Net investment income/(loss)	— (1)	(0.02)	(0.05)	(0.09)	(0.09)
Net realized and unrealized gain/(loss) on investments	(3.52)	1.09	0.57	2.06	0.41
Total from investment operations	(3.52)	1.07	0.52	1.97	0.32

Less distributions to shareholders from:
Net realized gains	(0.68)	(0.93)	(0.64)	(0.27)	—

Net asset value, end of period	$7.84	$12.04	$11.90	$12.02	$10.32

Total return	(30.40)%	8.94%	4.48%	19.19%	3.20	%(2)

Supplemental data and ratios:
Net assets, end of period (in 000's)	$71,130	$308,389	$129,760	$83,912	$47,732
Ratio of total expenses to average net assets	1.36%	1.19%	1.29%	1.44%	1.76	%(3)
Ratio of net investment income/(loss) to average net assets	0.01%	(0.30)%	(0.56)%	(0.93)%	(1.08	)%(3)
Portfolio turnover rate	109%	82%	75%	72%	64	%(2)

* Inception.
(1) Less than $0.01.
(2) Not annualized.
(3) Annualized.

See notes to financial statements.

26-27

Lotsoff Capital Management Investment Trust Active Income Fund Schedule of Investments September 30, 2008

Shares, Principal Amount, or Number of Contracts	Value

	ASSET-BACKED SECURITIES	1.69%
$885,562	321 Henderson Receivables I, LLC 144A
	Variable Rate, 9/15/41		$859,748
191,862	Arran Residential Mortgages Funding, PLC 144A
	Variable Rate, 9/20/36		190,505
69,461,706	Bear Stearns Commercial Mortgage Securities, Inc. 144A
	Variable Rate, 10/12/41		820,760
873,065	Citigroup Mortgage Loan Trust, Inc.
	Variable Rate, 1/25/37		794,770
1,569,345	Citigroup Mortgage Loan Trust, Inc.
	Variable Rate, 1/25/37		1,216,020
122,986	Countrywide Asset-Backed Certificates
	Variable Rate, 4/25/34		95,092
1,000,000	GE Dealer Floorplan Master Note Trust
	Variable Rate, 7/20/11		960,076
21,930,226	GS Mortgage Securities Corp. 144A
	Variable Rate, 11/10/39		692,469
12,191	GSAA Trust
	Variable Rate, 8/25/35		12,112
1,008,918	Impac CMB Trust
	Variable Rate, 11/25/34		807,497
1,126,921	J.P. Morgan Alternative Loan Trust
	Variable Rate, 3/25/37		845,688
244,534	Merrill Lynch Mortgage Investors, Inc.
	Variable Rate, 8/25/35		184,082
2,100,000	National Collegiate Student Loan Trust
	6.35%, 2/27/12		280,392
281,569	Park Place Securities, Inc.
	Variable Rate, 2/25/35		273,614
6,541	Residential Asset Securities Corp.
	Variable Rate, 5/25/35		6,465
124,459	SLM Student Loan Trust
	Variable Rate, 1/26/15		124,287
60,778	WFS Financial Owner Trust
	3.21%, 5/17/12		60,444

	TOTAL ASSET-BACKED SECURITIES
	(Cost $9,752,836)		8,224,021

	CORPORATE BONDS	43.84%
15,000,000	American Express Credit Corp.
	Variable Rate, 5/27/10		14,112,705
5,000,000	ArcelorMittal 144A
	5.38%, 6/1/13		4,728,255
9,000,000	Berkshire Hathaway Finance Corp. 144A
	4.60%, 5/15/13		8,858,403

Lotsoff Capital Management Investment Trust Active Income Fund Schedule of Investments September 30, 2008 (continued)

Shares, Principal Amount, or Number of Contracts	Value

	CORPORATE BONDS (continued)
$13,000,000	Best Buy Co, Inc. 144A
	6.75%, 7/15/13	$13,153,062
5,000,000	COX Communications, Inc. 144A
	6.25%, 6/1/18	4,654,730
8,000,000	Dell, Inc. 144A
	5.65%, 4/15/18	7,359,384
400,000	Expedia, Inc.
	7.46%, 8/15/18	364,000
2,500,000	Fifth Third Bancorp
	6.25%, 5/1/13	2,126,755
7,500,000	General Electric Capital Corp.
	5.63%, 5/1/18	6,350,745
8,000,000	GlaxoSmithKline Capital, Inc.
	5.65%, 5/15/18	7,609,168
15,000,000	Goldman Sachs Group, Inc.
	5.70%, 9/1/12 #	13,275,000
12,000,000	Home Depot, Inc.
	5.25%, 12/16/13	11,062,752
9,400,000	JPMorgan Chase & Co.
	6.13%, 6/27/17	8,567,273
1,700,000	Macys Retail Holdings, Inc.
	5.35%, 3/15/12	1,566,712
15,000,000	Merrill Lynch & Co., Inc.
	Variable Rate, 5/20/09	14,962,950
22,000,000	Morgan Stanley
	3.88%, 1/15/09	20,241,715
24,000,000	Morgan Stanley
	Variable Rate, 5/14/10 #	17,999,999
500,000	National City Corp.
	4.90%, 1/15/15	205,330
4,250,000	Oneok, Inc.
	6.00%, 6/15/35	3,033,391
1,800,000	PNC Financial Services Group, Inc.
	8.25%, 5/29/49	1,686,996
2,000,000	Simon Property Group LP
	5.30%, 5/30/13	1,869,964
14,120,000	United Technologies Corp.
	5.38%, 12/15/17	13,673,088
1,000,000	Veolia Environnement
	5.25%, 6/3/13	984,304
5,000,000	Verizon New England, Inc.
	6.50%, 9/15/11	4,960,150
1,410,000	Wachovia Bank NA
	5.80%, 12/1/08 #	1,269,000
10,000,000	Wal-Mart Stores, Inc.
	4.25%, 4/15/13	9,815,020

Lotsoff Capital Management Investment Trust Active Income Fund Schedule of Investments September 30, 2008 (continued)

Shares, Principal Amount, or Number of Contracts	Value

	CORPORATE BONDS (continued)
$5,000,000	Weatherford International Ltd.
	5.15%, 3/15/13		$4,819,950
14,350,000	Wells Fargo Capital XV
	Variable Rate, 12/31/49 #		14,206,500

	TOTAL CORPORATE BONDS
	(Cost $221,984,842)		213,517,301

	CONVERTIBLE CORPORATE BONDS	25.21%
1,000,000	AGCO Corp.
	1.25%, 12/15/36		1,235,000
9,200,000	Amgen, Inc.
	0.13%, 2/1/11		8,429,500
250,000	Chemed Corp.
	1.88%, 5/15/14		190,938
8,650,000	Conseco, Inc.
	3.50%, 9/30/35		6,163,125
5,250,000	Countrywide Financial Corp. 144A
	Variable Rate, 4/15/37		5,145,000
11,750,000	Countrywide Financial Corp.
	Variable Rate, 4/15/37		11,515,000
340,000	Cypress Semiconductor Corp.
	1.00%, 9/15/09		336,600
500,000	Dendreon Corp. 144A
	4.75%, 6/15/14		346,250
1,000,000	Hercules Offshore, Inc. 144A
	3.38%, 6/1/38		742,500
400,000	Medarex, Inc.
	2.25%, 5/15/11		338,500
7,400,000	National City Corp.
	4.00%, 2/1/11		3,441,000
2,125,000	NII Holdings, Inc.
	3.13%, 6/15/12		1,572,500
4,650,000	ON Semiconductor Corp.
	2.63%, 12/15/26		3,975,750
6,000,000	PrivateBancorp, Inc.
	3.63%, 3/15/27		5,902,500
5,000,000	Prudential Financial, Inc. 144A
	1.19%, 12/15/37		4,719,500
11,000,000	Prudential Financial, Inc.
	Variable Rate, 12/12/36		10,763,500
15,000,000	RadioShack Corp. 144A
	2.50%, 8/1/13		14,662,499
8,570,000	SanDisk Corp.
	1.00%, 5/15/13		6,802,438
9,000,000	Sepracor, Inc.
	0.00%, 10/15/24		8,032,500

Lotsoff Capital Management Investment Trust Active Income Fund Schedule of Investments September 30, 2008 (continued)

Shares, Principal Amount, or Number of Contracts	Value

	CONVERTIBLE CORPORATE BONDS (continued)
$5,000,000	Transocean, Inc.
	1.63%, 12/15/37		$4,712,500
1,100,000	tw telecom, Inc.
	2.38%, 4/1/26		893,750
4,600,000	Tyson Foods, Inc.
	3.25%, 10/15/13		4,289,500
5,000,000	UDR, Inc.
	3.63%, 9/15/11		4,556,250
11,000,000	Vornado Realty Trust
	3.63%, 11/15/26		9,171,250
5,000,000	Wyeth
	Variable Rate, 1/15/24		4,861,500

	TOTAL CONVERTIBLE CORPORATE BONDS
	(Cost $130,423,508)		122,799,350

	U.S. GOVERNMENT AND AGENCY SECURITIES	3.88%

	Federal Home Loan Mortgage Corp.	2.08%
270,969	Pool #1B1364, Variable Rate, 11/1/33		273,488
323,803	Pool #1B1664, Variable Rate, 4/1/34		323,338
299,830	Pool #780833, Variable Rate, 9/1/33		303,117
210,608	Pool #781082, Variable Rate, 12/1/33		213,439
318,958	Pool #781492, Variable Rate, 4/1/34		319,984
505,148	Pool #781640, Variable Rate, 6/1/34		508,828
1,888,820	Pool #781751, Variable Rate, 7/1/34		1,890,082
361,816	Pool #847248, Variable Rate, 3/1/34		369,047
1,662,105	Pool #847290, Variable Rate, 6/1/34		1,693,271
2,580,628	Pool #847309, Variable Rate, 6/1/34^		2,623,024
410,511	Pool #847593, Variable Rate, 4/1/35		417,277
1,193,910	Pool #847706, Variable Rate, 1/1/35		1,200,897
			10,135,792
	Federal National Mortgage Association	1.16%
10,623	Pool #345856, Variable Rate, 8/1/36		10,814
42,770	Pool #545318, Variable Rate, 11/1/38		43,621
86,222	Pool #545980, Variable Rate, 6/1/32		88,588
80,864	Pool #555369, Variable Rate, 8/1/36		83,374
623,017	Pool #555712, Variable Rate, 8/1/33		632,644
74,241	Pool #606864, Variable Rate, 10/1/31		74,968
721,506	Pool #688952, Variable Rate, 4/1/33		723,973
327,068	Pool #735248, Variable Rate, 2/1/35		334,811
372,876	Pool #735476, Variable Rate, 5/1/38		381,310
185,304	Pool #735625, Variable Rate, 1/1/34		189,983
198,232	Pool #735695, Variable Rate, 7/1/34		202,921
427,783	Pool #735967, Variable Rate, 3/1/38		437,107
566,781	Pool #745383, Variable Rate, 12/1/35		573,626

Lotsoff Capital Management Investment Trust Active Income Fund Schedule of Investments September 30, 2008 (continued)

Shares, Principal Amount, or Number of Contracts	Value

	U.S. GOVERNMENT AND AGENCY SECURITIES (continued)
$372,817	Pool #745686, Variable Rate, 12/1/35		$375,260
444,679	Pool #779722, Variable Rate, 7/1/34		446,196
655,743	Pool #781292, Variable Rate, 3/1/34		667,508
387,890	Pool #782908, Variable Rate, 12/1/34		392,591
			5,659,295

	U.S. Treasury Bills	0.43%
100,000	United States Treasury Bill 1.83%, 1/29/09^		99,397
2,000,000	United States Treasury Bill 1.70%, 10/30/08^		1,999,258
			2,098,655
	U.S. Treasury Notes	0.21%
1,000,000	United States Treasury Note 3.13%, 11/30/09^		1,014,688

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
	(Cost $18,687,549)		18,908,430

	COMMON STOCK	0.18%
	BANKS	0.00%
400	National City Corp.		700

	BIOTECHNOLOGY	0.05%
3,150	Genzyme Corp.*		254,804

	TELECOMMUNICATIONS	0.13%
219,203	RF Micro Devices, Inc.*		640,072

	TOTAL COMMON STOCK
	(Cost $856,701)		895,576

	CONVERTIBLE PREFERRED STOCK	3.35%
210,000	American International Group, Inc.		1,803,900
8,000	Bunge, Ltd.		692,000
62,500	Fifth Third Bancorp #		6,734,375
83,250	Freeport-McMoRan Copper & Gold, Inc.		7,068,758

	TOTAL CONVERTIBLE PREFERRED STOCK
	(Cost $25,450,484)		16,299,033

	DEMAND DEPOSIT	17.86%
86,989,303	UMB Money Market Fiduciary 1.02%, 10/1/08		86,989,303

	TOTAL DEMAND DEPOSIT
	(Cost $86,989,303)		86,989,303

Lotsoff Capital Management Investment Trust Active Income Fund Schedule of Investments September 30, 2008 (continued)

Shares, Principal Amount, or Number of Contracts	Value

	CALL OPTIONS	0.02%
31	Canadian Solar, Inc., Exercise Price: $50,
	Expiration Date: October, 2008		$155
96	Finish Line, Exercise Price: $55,
	Expiration Date: February, 2009		12,192
75	Landry's Restaurants, Inc., Exercise Price: $20,
	Expiration Date: January, 2009		2,850
60	Nvidia Corp., Exercise Price: $15,
	Expiration Date: December, 2008		1,800
300	Pantry, Inc., Exercise Price: $22.50,
	Expiration Date: December, 2008		78,000
521	Standard Pacific Corp., Exercise Price: $7.50,
	Expiration Date: December, 2008		14,588
115	Synchronoss Technologies, Inc., Exercise Price: $12.50,
	Expiration Date: December, 2008		8,338

	TOTAL CALL OPTIONS
	(Cost $144,941)		117,923

	PUT OPTIONS	0.59%
11	Boston Private Financial Holdings, Inc., Exercise Price: $10,
	Expiration Date: January, 2010		4,153
2,380	Conseco, Inc., Exercise Price: $5,
	Expiration Date: January, 2010		702,100
10	Constellation Energy Group, Inc., Exercise Price: $12.50,
	Expiration Date: October, 2008		350
180	Finish Line, Exercise Price: $7.50,
	Expiration Date: November, 2008		5,760
6,845	Morgan Stanley, Exercise Price: $20,
	Expiration Date: November, 2008		1,848,150
60	Nvidia Corp., Exercise Price: $10,
	Expiration Date: December, 2008		5,820
300	Pantry, Inc., Exercise Price: $17.50,
	Expiration Date: December, 2008		44,400
210	Synchronoss Technologies, Inc., Exercise Price: $12.50,
	Expiration Date: December, 2008		78,750
3,941	Wachovia Corp, Exercise Price: $2.50,
	Expiration Date: October, 2008		185,227

	TOTAL PUT OPTIONS
	(Cost $2,118,369)		2,874,710

Lotsoff Capital Management Investment Trust Active Income Fund Schedule of Investments September 30, 2008 (continued)

Shares, Principal Amount, or Number of Contracts	Value

	TOTAL INVESTMENTS	96.62%
	(Cost $496,408,533)		$470,625,647

	Other Assets less Liabilities	3.38%	16,484,041

	NET ASSETS	100.00%	$487,109,688

*	Non-income producing security.
#
Security valued at fair value as determined in good faith by Lotsoff Capital Management, investment adviser to the Fund, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees.

^	Collateral held in escrow to cover short sales.
Percentages are stated as a percent of net assets.

See notes to financial statements.

Lotsoff Capital Management Investment Trust Active Income Fund Schedule of Investments September 30, 2008 (continued)

Shares, Principal Amount, or Number of Contracts	Value

	SECURITIES SOLD SHORT	(35.23%)

	COMMON STOCK	(6.19%)

	AGRICULTURE	(0.10%)
(7,380)	Bunge Ltd.		$(466,268)

	BANKS	(0.99%)
(406,284)	Fifth Third Bancorp		(4,834,780)

	COMMERCIAL SERVICES	(0.01%)
(1,750)	Chemed Corp		(71,855)

	COMPUTERS	(0.12%)
(31,036)	SanDisk Corp.*		(606,754)

	FOOD	(0.43%)
(175,060)	Tyson Foods, Inc.		(2,090,216)

	INSURANCE	(0.22%)
(314,380)	American International Group, Inc.*		(1,046,885)

	MACHINERY - DIVERSIFIED	(0.23%)
(26,581)	AGCO Corp.*		(1,132,616)

	MINING	(0.84%)
(71,568)	Freeport-McMoRan Copper & Gold, Inc.		(4,068,641)

	OIL & GAS	(0.67%)
(29,700)	Transocean, Inc.		(3,262,248)

	PHARMACEUTICALS	(0.01%)
(7,600)	Medarex, Inc.*		(49,173)

	REAL ESTATE INVESTMENT TRUSTS	(0.53%)
(34,600)	UDR, Inc.		(904,790)
(18,376)	Vornado Realty Trust		(1,671,297)
			(2,576,087)

	RETAIL	(1.46%)
(411,400)	RadioShack Corp.		(7,108,992)

	SEMICONDUCTORS	(0.42%)
(305,800)	ON Semiconductor Corp.*		(2,067,208)

Lotsoff Capital Management Investment Trust Active Income Fund Schedule of Investments September 30, 2008 (continued)

Shares, Principal Amount, or Number of Contracts	Value

	TELECOMMUNICATIONS	(0.16%)
(8,980)	NII Holdings, Inc.*		$(340,522)
(41,308)	tw telecom, Inc.*		(429,190)
			(769,712)
	TOTAL COMMON STOCK
	(Proceeds $35,173,986)		(30,151,435)

	CONVERTIBLE CORPORATE BONDS	(0.74%)
$(500,000)	Genzyme Corp.
	1.25%, 12/1/23		(577,500)
(4,150,000)	RF Micro Devices, Inc.
	0.75%, 4/15/12		(3,045,063)

	TOTAL CONVERTIBLE CORPORATE BONDS
	(Proceeds $3,622,946)		(3,622,563)

	U.S. GOVERNMENT AGENCIES	(28.30%)

	U.S. Treasury Note
(3,500,000)	2.50%, 3/31/13		(3,445,040)
(3,300,000)	3.50%, 5/31/13		(3,381,985)
(33,500,000)	3.38%, 6/30/13		(34,183,098)
(18,000,000)	3.38%, 7/31/13		(18,333,288)
(10,000,000)	3.13%, 9/30/13		(10,071,880)
(17,300,000)	3.50%, 2/15/18		(16,970,227)
(24,000,000)	3.88%, 5/15/18		(24,165,024)
(26,900,000)	4.00%, 8/15/18		(27,290,911)

	TOTAL U.S. GOVERNMENT AGENCIES
	(Proceeds $137,365,337)		(137,841,453)

	TOTAL SECURITIES SOLD SHORT		$(171,615,451)
	(Proceeds $176,162,269)

* Non-income producing security.
Percentages are stated as a percent of net assets.

See notes to financial statements.

Lotsoff Capital Management Investment Trust Active Income Fund Schedule of Investments September 30, 2008 (continued)

Interest Rate Swaps					Premiums	Unrealized
	Reference	Notional	Pay/Receive	Fixed	Expiration	Paid	Appreciation/)
Counterparty	Instrument	Amount	Fixed Rate	Rate	Date	(Received)	(Depreciation)

Citibank, N.A.	3 month LIBOR	1,500,000	Pay	4.85%	12/1/10	—	$ (62,067)
Bear Stearns	3 month LIBOR	5,000,000	Pay	5.14	9/26/16	—	(347,735)
Merrill Lynch	3 month LIBOR	8,000,000	Pay	5.58	6/8/17	—	(784,071)
TOTAL Interest Rate Swaps						—	$ (1,193,873)

Credit Default Swaps
						Premiums	Unrealized
	Reference	Notional	Pay/Receive	Fixed	Expiration	Paid	Appreciation/
Counterparty	Instrument	Amount	Fixed Rate(a)	Rate	Date	(Received)	(Depreciation)

Goldman Sachs	Advanced Micro
	Devices, Inc.
	7.75%, 11/1/12	500,000	Receive	6.40%	9/20/12	—	$ (184,798)

Goldman Sachs	ArvinMeritor, Inc.
	8.13%, 9/15/15	4,200,000	Pay	8.00	3/20/13	—	110,809

Merrill Lynch	Centex Corp.
	5.25%, 6/15/15	500,000	Pay	1.14	6/20/12	—	52,172

Goldman Sachs	Centex Corp.
	5.25%, 6/15/15	5,000,000	Pay	4.21	3/20/13	—	34,448

Goldman Sachs	Chesapeake
	Energy Corp.
	6.88%, 1/15/16	400,000	Receive	1.19	6/20/12	—	(26,561)

Goldman Sachs	Computer
	Sciences Corp.
	7.38%, 6/15/11	700,000	Pay	0.63	6/20/12	—	(1,664)

Goldman Sachs	Continental
	Airlines, Inc.
	5.00%, 6/15/23	1,000,000	Receive	5.00	6/20/13	$ (400,000)	64,048

Goldman Sachs	Continental
	Airlines, Inc.
	5.00%, 6/15/23	500,000	Receive	4.93	6/20/12	—	(149,937)

Goldman Sachs	Continental
	Airlines, Inc.
	5.00%, 6/15/23	1,000,000	Receive	5.00	6/20/13	(290,000)	(45,952)

Goldman Sachs	Dow Jones
	CDX NA
	High Yield
	Series 10 Index	12,250,000	Pay	5.00	6/20/13	810,469	388,486

Goldman Sachs	Dow Jones
	CDX NA
	Investment Grade
	Series 8 Index	2,500,000	Receive	0.35	6/20/12	(36,131)	(92,496)

Lotsoff Capital Management Investment Trust Active Income Fund Schedule of Investments September 30, 2008 (continued)

Credit Default Swaps (continued)
						Premiums	Unrealized
	Reference	Notional	Pay/Receive	Fixed	Expiration	Paid	Appreciation/
Counterparty	Instrument	Amount	Fixed Rate(a)	Rate	Date	(Received)	(Depreciation)

Goldman Sachs	Expedia, Inc.
	7.46%, 8/15/18	400,000	Pay	1.68%	9/20/12	—	$ 14,116

Merrill Lynch	General Electric
	Capital Corp.
	6.00%, 6/15/12	8,800,000	Receive	5.00	9/20/13	—	(158,360)

Merrill Lynch	Genworth
	Financial, Inc.
	5.75%, 6/15/14	4,200,000	Receive	2.75	3/20/13	—	(644,635)

Merrill Lynch	Goldman Sachs
	Group, Inc.
	6.60%, 1/15/12	8,800,000	Receive	5.10	9/20/13	—	287,423

Goldman Sachs	iStar Financial, Inc.
	6.00%, 12/15/10	4,500,000	Pay	5.50	3/20/13	—	1,858,401

Goldman Sachs	iStar Financial, Inc.
	6.00%, 12/15/10	4,500,000	Pay	5.05	6/20/13	—	1,902,728

Goldman Sachs	Jetblue
	Airways Corp.
	3.75%, 3/15/35	2,640,000	Pay	6.75	12/20/12	—	674,894

Goldman Sachs	Limited
	Brands, Inc.
	6.13%, 12/1/12	4,150,000	Pay	3.38	6/20/13	—	(73,130)

Goldman Sachs	Limited
	Brands, Inc.
	6.13%, 12/1/12	4,700,000	Pay	2.55	6/20/13	—	73,040

Goldman Sachs	Macy's, Inc.
	6.63%, 4/1/11	1,700,000	Pay	2.70	3/20/13	—	(33,136)

Goldman Sachs	Metlife, Inc.
	5.00%, 6/15/15	4,200,000	Pay	2.00	3/20/13	—	308,230

Goldman Sachs	Nabors
	Industries, Inc.
	0.00%, 2/5/21	1,000,000	Pay	0.47	9/20/12	—	21,025

Goldman Sachs	Nordstrom, Inc.
	6.95%, 3/15/28	4,500,000	Pay	0.94	3/20/13	—	75,447

Goldman Sachs	Nortel
	Networks Corp.
	4.25%, 9/1/28	3,000,000	Receive	4.60	12/20/12	—	(988,020)

Merrill Lynch	Oneok, Inc.
	7.125%, 4/15/11	4,250,000	Pay	1.30	9/20/13	—	(3,840)

Lotsoff Capital Management Investment Trust Active Income Fund Schedule of Investments September 30, 2008 (continued)

Credit Default Swaps (continued)
						Premiums	Unrealized
	Reference	Notional	Pay/Receive	Fixed	Expiration	Paid	Appreciation/
Counterparty	Instrument	Amount	Fixed Rate(a)	Rate	Date	(Received)	(Depreciation)

Goldman Sachs	RadioShack Corp.
	7.38%, 5/15/11	2,400,000	Pay	1.67%	9/20/12	—	$ (2,701)

Goldman Sachs	RadioShack Corp.
	7.38%, 5/15/11	9,000,000	Pay	2.27	9/20/13	—	(219,748)

Goldman Sachs	Saks, Inc.
	2.00%, 3/15/24	500,000	Receive	2.35	9/20/12	—	(57,894)

Merrill Lynch	Southwest
	Airlines Co.
	5.25%, 10/1/14	8,900,000	Pay	2.20	9/20/13	—	(248,648)

Goldman Sachs	Standard
	Pacific Corp.
	7.00%, 8/15/15	4,150,000	Receive	6.70	9/20/13	—	(7,018)

Goldman Sachs	Tyson Foods, Inc.
	7.35%, 4/1/16	6,300,000	Pay	3.05	9/20/13	—	18,775

Goldman Sachs	UDR, Inc.
	7.25%, 1/15/07	2,500,000	Pay	2.83	9/20/13	—	8,380

Goldman Sachs	Unisys Corp.
	8.50%, 10/15/15	4,350,000	Pay	7.45	9/20/13	—	237,072

Goldman Sachs	Vornando
	Realty L.P.
	4.75%, 12/1/10	5,800,000	Pay	1.50	6/20/13	—	430,238

Merrill Lynch	Whirlpool Corp.
	7.75%, 7/15/16	4,200,000	Pay	1.10	6/20/13	—	(9,047)

Total Credit Default Swaps						84,338	3,612,147

(a) If Active Income Fund is paying a fixed rate, the counterparty acts as guarantor of the reference instrument. If Active Income Fund is receiving a fixed rate, Active Income Fund acts as guarantor of the reference instrument.

TOTAL SWAP CONTRACTS						84,338	$ 2,418,274

See notes to financial statements.

Lotsoff Capital Management Investment Trust Active Income Fund Investments by Sector (Unaudited) (As a Percentage of Long-Term Investments) September 30, 2008

Asset-Backed Securities	2.1%
Common Stock	0.2%
Convertible Corporate Bonds	32.0%
Convertible Preferred Stock	4.3%
Corporate Bonds	55.7%
Put Options	0.8%
U.S. Government and Agency Securities	4.9%
Total	100.0%

Lotsoff Capital Management Investment Trust Active Income Fund Statement of Assets and Liabilities September 30, 2008
ASSETS:
Investments at value (cost $496,408,533)	$470,625,647
Cash collateral held in escrow to cover short sales	320,000
Deposit at broker	185,985,209
Receivable for investment securities sold	470,135
Due from adviser	255,071
Receivable for capital stock sold	3,322,972
Receivable for interest and dividends	3,820,563
Receivable for unrealized appreciation on open swap contracts	6,559,732
Premiums paid on open swap contracts	810,469
Prepaid expenses	18,891

Total assets	672,188,689

LIABILITIES:
Payable for investment securities sold short, at value (proceeds $176,162,269)	171,615,451
Payable for investment securities purchased	6,053,137
Payable for unrealized depreciation on open swap contracts	4,141,458
Premiums received on open swap contracts	726,131
Payable for interest and dividends on securities sold short	1,115,156
Payable for capital stock redeemed	567,316
Payable to custodian	254,044
Payable to custodian for foreign currency (cost $163)	163
Accrued investment advisory fees	549,880
Accrued administration and accounting fees	41,252
Accrued trustees' fees	4,425
Accrued expenses	10,588

Total liabilities	185,079,001

NET ASSETS	$487,109,688

NET ASSETS CONSIST OF:
Paid-in capital	$484,695,146
Undistributed net investment income	21,232,335
Net unrealized appreciation/(depreciation) on
Investments	(26,512,208)
Options	729,323
Securities sold short	4,546,818
Swap contracts	2,418,274

NET ASSETS	$487,109,688

SHARES OUTSTANDING, no par value
(Unlimited shares authorized)	47,920,057

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
(Net assets divided by shares outstanding)	$10.17

See notes to financial statements.

Lotsoff Capital Management Investment Trust Active Income Fund Statement of Operations For the Year Ended September 30, 2008
INVESTMENT INCOME:
Interest income	$11,209,441
Dividend income	746,675

Total investment income	11,956,116

EXPENSES:
Investment advisory fees	1,645,530
Custody fees	550,643
Administration and fund accounting fees	346,728
Legal fees	58,830
Audit and tax fees	44,640
Federal and state registration fees	25,435
Trustees’ fees	21,150
Reports to shareholders	19,519
Transfer agent fees and expenses	18,287
Miscellaneous	90,021
Total expenses before dividends and interest on short positions
and interest expense	2,820,783

Interest on short positions	1,149,106
Dividends on short positions	361,694
Interest expense	12,071

Total expenses	4,343,654

NET INVESTMENT INCOME	7,612,462

REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS:
Net realized gain/(loss) on transactions from:
Investments	(5,088,628)
Foreign currency	21,745
Purchased options	(2,390,145)
Swap contracts	1,798,712
Written options	1,578,996
Securities sold short	9,379,660

Payment by adviser related to loss on swap contracts [see Note 3]	255,071

Change in net unrealized appreciation/(depreciation) on:
Investments	(27,949,515)
Options	722,306
Short positions	5,423,190
Swap contracts	3,940,037

Net realized and unrealized loss on investments	(12,308,571)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(4,696,109)

See notes to financial statements.

Lotsoff Capital Management Investment Trust Active Income Fund Statement of Changes in Net Assets
	Year Ended September 30, 2008	Year Ended September 30, 2007
OPERATIONS:
Net investment income	$7,612,462	$5,290,452
Net realized gain/(loss) on investments	5,555,411	(2,510,388)

Change in net unrealized appreciation/(depreciation) on investments	(17,863,982)	(1,264,201)
Net increase/(decrease) in net assets resulting from operations	(4,696,109)	1,515,863

DISTRIBUTIONS:
Net investment income	(748,653)	(3,053,419)
Tax return of capital	(677,538)	—
Total distributions	(1,426,191)	(3,053,419)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	490,937,979	134,271,791
Reinvested distributions	1,426,191	3,053,419
Cost of shares redeemed	(191,061,288)	(37,462,175)
Net increase from capital transactions	301,302,882	99,863,035

TOTAL INCREASE IN NET ASSETS	295,180,582	98,325,479

NET ASSETS:
Beginning of year	191,929,106	93,603,627

End of year	$487,109,688	$191,929,106

Undistributed net investment income	$21,232,335	$1,696,941

CAPITAL SHARE TRANSACTIONS IN SHARES:
Shares sold	47,542,071	13,042,640
Reinvested distributions	139,686	301,126
Shares redeemed	(18,493,247)	(3,637,369)
Net increase	29,188,510	9,706,397

See notes to financial statements.

Lotsoff Capital Management Investment Trust Active Income Fund Financial Highlights For a Fund Share Outstanding Throughout the Period.

					November 8, 2005*
	Year Ended		Year Ended		to
	September 30, 2008		September 30, 2007		September 30, 2006

Net asset value, beginning of period	$10.25		$10.37		$10.00

Income from investment operations:
Net investment income	0.23		0.40		0.23
Net realized and unrealized gain/
(loss) on investments	(0.24)		(0.21)		0.18
Total from investment operations	(0.01)		0.19		0.41

Less distributions to shareholders from:
Net investment income	(0.04)		(0.31)		(0.04)
Tax return of capital	(0.03)		—		—
Total distributions	(0.07)		(0.31)		(0.04)

Net asset value, end of period	$10.17		$10.25		$10.37

Total return	(0.13)%		1.88%		4.16	%(1)

Supplemental data and ratios:
Net assets, end of period (in 000s)	$487,110		$191,949		$93,604
Ratio of total expenses to average net assets less waivers	1.45	%(3)	1.17	%(5)	0.95	%(2)
Ratio of total expenses to average net assets before waivers	1.45	%(3)	1.17	%(5)	0.98	%(2)
Ratio of net investment income to average net assets, net of waivers	2.54	%(4)	3.86	%(6)	3.48	%(2)
Ratio of net investment income to average net assets, before waivers	2.54	%(4)	3.86	%(6)	3.45	%(2)
Portfolio turnover rate	387%		495%		363	%(1)

*	Inception.
(1)	Not annualized.
(2)	Annualized.
(3)
The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense.  Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.94%.

(4)
The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense.  Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 3.05%.

(5)
The ratio of expenses to average net assets includes dividends and interest on short positions and interest expense.  Excluding dividends and interest on short positions and interest expense, the ratio of expenses to average net assets was 0.87%.

(6)
The ratio of net investment income to average net assets includes dividends and interest on short positions and interest expense.  Excluding dividends and interest on short positions and interest expense, the net investment income to average net assets was 4.16%.

See notes to financial statements.

Lotsoff Capital Management Investment Trust

Notes to Financial Statements

September 30, 2008

1.           Organization

Lotsoff Capital Management Investment Trust (the "Trust") was organized on August 29, 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The Trust consists of the Micro Cap Fund and the Active Income Fund (collectively, the "Funds").

2.           Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a)
Investment Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market or the Nasdaq SmallCap Market (collectively, "Nasdaq-traded securities") are valued at the Nasdaq Official Closing Price ("NOCP"). Exchange-traded securities, excluding convertible bonds in the Active Income Fund, for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the current bid and ask prices from the exchange the security is primarily traded on. Convertible bonds in the Active Income Fund for which no sale was reported are valued at bid prices. Long-term fixed income securities are valued at market prices using pricing information provided by an independent pricing service. Except for convertible bonds held in the Active Income Fund, when in the judgement of a pricing service prices are available, these investments are valued at the mean of the quoted bid and ask prices. With respect to convertible bonds held in the Active Income Fund, when in the judgement of a pricing service prices are available, convertible bonds are valued at bid prices. Short-term investments are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

(b)
Swap Contracts – The Active Income Fund may engage in various swap transactions, including forward rate agreements, interest rate, currency, fixed income, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. In addition to the swap contracts described above, the Active Income Fund may also engage in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy).

Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Active Income Fund may enter into credit default swaps in which the Active Income Fund acts as guarantor, and may enter into credit default swaps in which the counterparty acts as guarantor. Premiums paid to or by the Active Income Fund are accrued daily and included in realized gain (loss) on swaps. Swap contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation/(depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change

Lotsoff Capital Management Investment Trust

Notes to Financial Statements

September 30, 2008 (continued)

in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the statement of assets and liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Active Income Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. As of September 30, 2008, the Active Income Fund had outstanding swap agreements as listed on the Schedule of Investments.

(c)
Securities Lending – The Micro Cap Fund may engage in securities lending. The loans are secured by collateral in an amount equal to at least 102% of the market value of the loaned securities. During the term of the loan, the Micro Cap Fund will continue to receive any interest, dividends or amounts on the loaned securities while receiving interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for the securities on loan is recognized in the Statements of Assets and Liabilities. The cash collateral is maintained on the Micro Cap Fund's behalf by the lending agent and is invested in short-term securities. Loans are subject to termination at the option of the borrower of the security. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Micro Cap Fund may pay reasonable administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. The Micro Cap Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially.

As of September 30, 2008, the market value of securities loaned by the Micro Cap Fund was $25,130,754 and the value on related collateral due to broker by the Micro Cap Fund was $27,201,141.

(d)	Federal Income Taxes – The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Funds recognize tax benefits only if it is more likely than not that a tax position (including the Funds’ assertion that its income is exempt from tax) will be sustained upon examination. The Funds adopted FIN 48 in fiscal 2008. The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of September 30, 2008. Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in 2008. At September 30, 2008, the fiscal years 2005 through 2008 remain open to examination in the Funds’ major tax jurisdictions.

Lotsoff Capital Management Investment Trust

Notes to Financial Statements

September 30, 2008 (continued)

(e)
Distributions to Shareholders – The Funds record distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. The Funds may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differing treatment for items such as deferral of wash sales. The Active Income Fund has elected treatment as a trader in securities and marks to market its portfolio of securities held at the end of each taxable year for income tax reporting purposes. Consequently, any realized and unrealized gain or loss on the Active Income Fund’s portfolio of securities will be recognized as ordinary income or loss for income tax reporting purposes.

(f)
Other – The Trust records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

In conjunction with the use of short sales, options, futures, options on futures or swap contracts, the Active Income Fund may be required to maintain collateral in various forms.  At September 30, 2008 such collateral is denoted in the Active Income Fund’s Schedule of Investments and Statement of Assets and Liabilities.  Also in conjunction with the use of short sales, options, futures, options on futures or swap contracts, the Active Income Fund, when appropriate, utilizes a segregated margin deposit account at The Goldman Sachs Group, Inc.  At September 30, 2008 this segregated margin deposit account is denoted in the Active Income Fund’s Statement of Assets and Liabilities.

(g)
Futures Contracts—The Active Income Fund may enter into futures contracts. Upon entering into a futures contract with a broker, the Active Income Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Active Income Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Active Income Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. As of September 30, 2008, the Active Income Fund had no outstanding futures contracts.

(h)
Options Contracts—The Active Income Fund may write covered call and put options on futures, swaps, securities or currencies the Active Income Fund owns or in which it may invest. Writing put options tends to increase the Active Income Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Active Income Fund’s exposure to the underlying instrument. When the Active Income Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Active Income Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that the Active Income Fund may not be able to enter into a closing transaction because of an illiquid market.

Lotsoff Capital Management Investment Trust

Notes to Financial Statements

September 30, 2008 (continued)

The premium amount and the number of option contracts written by the Active Income Fund during the year ended September 30, 2008, were as follows:

	Number of	Premium
	Contracts	Amount
Options outstanding at September 30, 2007	—	$—
Options written	5,830	2,305,542
Options closed	(3,399)	(1,069,896)
Options expired	(2,431)	(1,235,646)
Options outstanding at September 30, 2008	—	$—

The Active Income Fund may also purchase put and call options. Purchasing call options tends to increase the Active Income Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Active Income Fund’s exposure to the underlying instrument. The Active Income Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. As of September 30, 2008, the Active Income Fund had outstanding options as listed on the Schedule of Investments.

(i)
New Accounting Pronouncements – In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements." The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. Management has begun to evaluate the application of the Statement to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds’ financial statements.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The Statement is effective for fiscal years and interim periods beginning after November 15, 2008 and may require enhanced disclosures about the Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of the Statement may have on the Funds’ financial statement disclosures.

3.		Related Party Transactions
The Trust has an agreement with Lotsoff Capital Management (the "Adviser"), with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the Micro Cap Fund and the Active Income Fund will pay the Adviser a monthly fee based on each Fund’s average daily net assets at the annual rate of 0.95% and 0.55%, respectively. Under the investment advisory agreement, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee, but excluding interest, dividends on short positions, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) exceed 3.00% of the Micro Cap Fund’s average daily net assets, the Adviser will reimburse this Fund for the amount of such excess. Under the investment advisory agreement, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee, but excluding interest, dividends on short

Lotsoff Capital Management Investment Trust

Notes to Financial Statements

September 30, 2008 (continued)

positions, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) are greater than 1.00%, not to exceed 1.55%, and greater than 2.55% of the Active Income Fund’s average daily net assets, the Adviser will reimburse this Fund for the amount over such breakpoints. The Adviser made no reimbursements to the Micro Cap Fund or Active Income Fund during the period ended September 30, 2008 under the terms of this agreement.

During the year ended September 30, 2008, the Adviser reimbursed the Active Income Fund $255,071 for losses caused by a processing error on a swap contract.  This reimbursement increased the one year return of the Active Income Fund as of September 30, 2008 by 0.10%.

The Trust has entered into agreements with UMB Bank, n.a. and The Goldman Sachs Group, Inc. to provide custodial services. In addition, the Funds have entered into agreements with UMB Fund Services, Inc., an affiliate of UMB Bank, n.a., to provide administration, fund accounting and transfer agent services.

4.           Investment Transactions

Purchases and sales of investment securities (excluding options, futures, short-term securities and U.S. government obligations) for the Funds for the period ended September 30, 2008, were as follows:

	Micro Cap Fund	Active Income Fund
Purchases	$176,190,175	$734,992,613
Sales	$338,703,636	$401,675,778

The aggregate purchase and sales of U.S. government obligations, for the Funds for the period ended September 30, 2008, were as follows:

	Micro Cap Fund	Active Income Fund
Purchases	$—	$37,239,524
Sales	$—	$74,254,174

5.           Federal Income Tax Information

At September 30, 2008, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

	Micro Cap Fund	Active Income Fund
Cost of Investments	$133,919,333	$470,625,647
Gross Unrealized Appreciation	$4,370,328	$—
Gross Unrealized Depreciation	(40,187,475)	—

Net Unrealized Appreciation/(Depreciation) on Investments	$(35,817,147)	$—

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2008, the Micro Cap Fund had $42,074,112 of post-October losses, which are deferred until October 1, 2008 for tax purposes.  Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

Lotsoff Capital Management Investment Trust

Notes to Financial Statements

September 30, 2008 (continued)

The tax character of distributions paid during the fiscal year ended September 30, 2008 and 2007 were as follows:

	Micro Cap Fund
Distributions paid from:	2008	2007

Ordinary Income	$8,179,475	$2,412,659
Net Long-Term Capital Gains	5,511,582	8,132,361
Total Distributions Paid	$13,691,057	$10,545,020

	Active Income Fund
Distributions paid from:	2008	2007

Ordinary Income	$748,653	$3,053,419
Tax Return of Capital	677,538	—
Total Distributions Paid	$1,426,191	$3,053,419

As of September 30, 2008, the components of accumulated earnings (deficit) were as follows:

	Micro Cap Fund	Active Income Fund

Undistributed Ordinary Income	$—	$—
Undistributed Long-Term Capital Gains	—	—
Accumulated Earnings	—	—
Accumulated Capital and Other Losses	(42,074,112)	—
Unrealized Appreciation/(Depreciation)	(35,817,147)	—
Total Accumulated Earnings	$(77,891,259)	$—

6.           Other

As of September 30, 2008, the Micro Cap Fund and the Active Income Fund have a shareholder that holds 99.5% and 99.9%, respectively, of the outstanding shares of the Funds. A significant redemption by this shareholder could affect each Fund’s liquidity and the future viability of each Fund. The shareholder is a registered investment advisor providing advisory services to a variety of individual and institutional clients. The Funds are offered as one of several investment choices for these clients. Clients are permitted to transfer some or all of their account balances into or out of the Funds at any time.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Lotsoff Capital Management Investment Trust:

We have audited the accompanying statement of assets and liabilites, including the schedule of investments, of Lotsoff Capital Management Micro Cap Fund and Lotsoff Capital Management Active Income Fund (the "Funds") (two of the portfolios constituting Lotsoff Capital Management Investment Trust), as of September 30, 2008, and the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of September 30, 2008, and the results of their operations, the changes in their net assets, and financial highlights for each of the indicated periods in conformity with accounting principles generally accepted in the United States of America.

Milwaukee, WI
November 26, 2008

Lotsoff Capital Management Investment Trust

Tax Information

For the Year Ended September 30, 2008 (Unaudited)

The Micro Cap Fund designates $5,511,582 as a long-term capital dividend paid for the fiscal year ended September 30, 2008.

16.27% of the dividends to be paid from net investment income, including short-term capital gains, for the year ended September 30, 2008, are eligible for the corporate dividends received deduction for the Micro Cap Fund.

16.95% of the dividends to be paid from net investment income, including short-term capital gains, for the year ended September 30, 2008, are designated as qualified dividend income for the Micro Cap Fund.

Lotsoff Capital Management Investment Trust

Expense Example

For the Six Month Period Ended September 30, 2008 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2008 to September 30, 2008 (the "period").

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

Micro Cap Fund	Beginning	Ending	Expenses paid during
	account value	account value	the period ended
	April 1, 2008	September 30, 2008	September 30, 2008 (1)

Actual Example	$1,000.00	$935.50	$7.56

Hypothetical Example, assuming a
5% return before expenses	1,000.00	1,017.18	7.88

(1) Expenses are equal to the Fund’s annualized expense ratio of 1.56% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Active Income Fund	Beginning	Ending	Expenses paid during
	account value	account value	the period ended
	April 1, 2008	September 30, 2008	September 30, 2008 (1)

Actual Example	$1,000.00	$981.60	$8.43

Hypothetical Example, assuming a
5% return before expenses	1,000.00	1,016.49	8.58

(1) Expenses are equal to the Fund’s annualized expense ratio of 1.70% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Lotsoff Capital Management Investment Trust

Other Information (Unaudited)

Approval of Continuation of Investment Advisory Agreement
At a meeting held on August 25, 2008 the Board of Trustees approved the continuation of the investment advisory agreements between Lotsoff Capital Management (the "Adviser") and both the Micro Cap Fund and Active Income Fund. In considering the nature, extent and quality of the services provided by the Adviser, the Trustees reviewed a report prepared by the Adviser describing the portfolio management, shareholder communication, and regulatory compliance services provided by the Adviser to the Funds. The Trustees concluded that the Adviser was providing essential services to the Funds.

The Trustees discussed the Funds’ performance and reviewed the comparison of the Funds’ performance to benchmark indices over various periods of time, concluding that the performance of the Funds warranted the continuation of the advisory agreements. The Trustees noted that in addition to the absolute performance of the Funds, each Fund adheres to its stated investment style.

The Trustees next reviewed the advisory fees payable by the Funds. They considered the revenues realized by the Adviser, as well as the costs incurred by the Adviser in its management of the Funds. They noted that the Adviser receives no revenue, other than advisory fees, for the services it provides the Funds, but does receive research used in its management of the Funds and the assets of its other investment advisory accounts. With respect to the Active Income Fund, the Trustees considered the advisory fee on Adviser-sponsored hedge funds utilizing the same strategies as the Active Income Fund.  The Adviser reported that advisory fees paid by such hedge funds were higher than the investment advisory fee paid by the Active Income Fund. The Trustees determined that the profits realized by the Adviser from its relationship with the Funds were reasonable and not excessive.

The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fees paid by the Funds and the expense ratio of the Funds were in the range of comparable mutual funds.

The Trustees next reviewed a report indicating that the Adviser was not realizing economies of scale, that would make breakpoints appropriate in its management of the Micro Cap Fund and was unlikely to do so in the future. The same report indicated that the Active Income Fund at both its present size and, as adjusted for its projected growth over the next year, would not be large enough to permit the Adviser to achieve economies of scale.

Proxy Voting
The Lotsoff Capital Management Micro Cap Fund’s proxy voting guidelines and a record of the Micro Cap Fund’s proxy votes for the year ended June 30, 2008 are available without charge, upon request, by calling 1-877-568-7633 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings
The Lotsoff Capital Management Micro Cap and Active Income Funds will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q will be available on the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Lotsoff Capital Management Investment Trust

Trustee and Officer Information (Unaudited)

				Number of
				Funds
		Term of		Overseen	Other
	Position(s)	Office(1) and		within	Directorships
	Held with	Length of	Principal Occupation(s)	Fund	Held
Name, Address and Age	Trust	Time Served	During Past 5 Years	Complex	by Trustee

Independent Trustees

Margaret A. Cartier, CPA	Trustee	Served	Managing Director	2	None
20 North Clark Street		since	of American Express
34th Floor		2003	Tax and Business Services
Chicago, Illinois 60602			from 1999 to January 2003;
Age: 63			Parter at Altschuler, Melvoin
			and Glasser LLP from 1971
			to 2002; retired January 2003.

Jack Forstadt	Trustee	Served	Adjunct Professor at Lake	2	None
20 North Clark Street		since	Forest Graduate School of
34th Floor		2003	Management since 2000;
Chicago, Illinois 60602			Member and Partner at
Age: 63			PricewaterhouseCoopers
			from 1967 to 2000.

DeVerille A. Huston	Trustee	Served	Partner, Sidley, Austin LLP;	2	None
20 North Clark Street		since	retired July 2002.
34th Floor		2004
Chicago, Illinois 60602
Age: 61

Lotsoff Capital Management Investment Trust

Trustee and Officer Information (Unaudited)

(continued)

Number of
Funds
		Term of		Overseen	Other
	Position(s)	Office(1) and		within	Directorships
	Held with	Length of	Principal Occupation(s)	Fund	Held
Name, Address and Age	Trust	Time Served	During Past 5 Years	Complex	by Trustee

Interested Trustees and Officers

Seymour N. Lotsoff, CFA(2)	President	Served	Chief Executive Officer of	2	None
20 North Clark Street	and	since	Lotsoff Capital Management
34th Floor	Trustee	2003	since 1981.
Chicago, Illinois 60602
Age: 70

Margaret M. Baer	Secretary,	Served	Managing Director and	N/A	N/A
20 North Clark Street	Treasurer	since	Chief Administrative
34th Floor	and Chief	2003(3)	Officer of Lotsoff Capital
Chicago, Illinois 60602	Compliance		Management since 1992.
Age: 40	Officer

(1)	Each Trustee serves an indefinite term until the election of a successor. Each officer serves an indefinite term, renewed annually, until the election of a successor.

(2)	Mr. Lotsoff is considered an interested Trustee of the Trust within the meaning of the Investment Company Act of 1940 because of his affiliation with the Adviser.

(3)	Ms. Baer was appointed Secretary and Treasurer of the Trust in 2003 and elected Chief Compliance Officer on October 12, 2007.

Additional information about the Trustees is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-877-568-7633.

UMB Distribution Services, LLC, Distributor
P.O. Box 1181
Milwaukee, WI 53201-1181
877.568.7633

Item 2.  Code of Ethics.

The Registrant has adopted a code of ethics (the “Code”) that applies to its principal executive officer, principal financial officer and principal accounting officer.  A copy of the Code is filed as an exhibit to this Form N-CSR.  During the period covered by this report, there were not any amendments to the provisions of the Code, nor were there any implicit or explicit waivers to the provisions of the Code.

Item 3.  Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Ms. Margaret Cartier is an audit committee financial expert serving on its audit committee and that Ms. Cartier is independent.

Item 4.  Principal Accountant Fees and Services

The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below.

(a) Audit Fees.
Fiscal year ended September 30, 2007                                                                $47,375
Fiscal year ended September 30, 2008                                                                $55,300

(b) Audit-Related Fees.
None.

(c) Tax Fees.
Fiscal year ended September 30, 2007                                                                $6,200
Fiscal year ended September 30, 2008                                                                $6,530

(d) All Other Fees.
None.

(e)
(1) The Registrant’s audit committee has adopted an Audit Committee Charter that requires that the Audit Committee review the scope and plan of the registered public accounting firm’s annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.

(2) During 2008, all of the audit and non-audit services provided by the Registrant’s principal accountant were pre-approved by the audit committee.

(f) None.

(g) None.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submissions of Matters to a Vote of Security Holders

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a) The registrant's certifying officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1) Code of Ethics – Filed as an attachment to this filing.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lotsoff Capital Management Investment Trust

By:           /s/ Seymour N. Lotsoff
Seymour N. Lotsoff
President

Date:           December 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Seymour N. Lotsoff
Seymour N. Lotsoff
President

Date:           December 5, 2008

By:           /s/ Margaret M. Baer
Margaret M. Baer
Secretary and Treasurer

Date:           December 5, 2008